Stock Based Compensation Plans: (Tables)	9 Months Ended
Sep. 30, 2017
Stock Based Compensation Plans: (Tables) [Abstract]
Stock option transactions

Stock option transactions for the nine months ended September 30, 2017 and 2016 are as follows:

	2017		2016
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	3,357,000	$ 2.84	5,643,500	$ 2.43
Options granted	5,277,500	3.15	-	-
Options exercised	(2,060,435)	2.88	(2,286,500)	1.83
Options expired	(1,469,500)	2.89	-	-
Options outstanding - end of period	5,104,565	$ 3.13	3,357,000	$ 2.84

Options exercisable - end of period	3,985,817	$ 3.14	3,357,000	$ 2.84

Options outstanding and exercisable

The following table relates to stock options at September 30, 2017:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$969,930	3.69	444,922	$1.92	$969,930	3.69
$2.69	125,000	$2.69	176,250	9.58	31,250	$2.69	44,063	9.58
$3.00	250,000	$3.00	275,000	0.70	250,000	$3.00	275,000	0.70
$3.15	3,544,643	$3.15	3,367,411	9.38	2,519,645	$3.15	2,393,662	9.38
$3.45	115,000	$3.45	74,750	0.31	115,000	$3.45	74,750	0.31
$3.89	100,000	$3.89	21,000	0.31	100,000	$3.89	21,000	0.31
$3.91	215,000	$3.91	40,850	6.53	215,000	$3.91	40,850	6.53
$4.02	310,000	$4.02	24,800	6.82	310,000	$4.02	24,800	6.82
$1.92 - $4.02	5,104,565	$3.13	$4,949,991	7.81	3,985,817	$3.14	$3,844,055	7.36

Weighted Average Assumptions

The weighted average fair value of the options granted in the first nine months of 2017 was calculated at $1.04. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

2017
Risk free interest rate	1.22%
Expected term	2 years
Expected volatility	59%
Dividend yield	nil